Stock-based Compensation - Activity (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning of period	436,000
Number of shares granted	0	0
Number of shares forfeited/expired	(2,500)
Number of shares outstanding, end of period	433,500		436,000
Number of shares exercisable	433,500		436,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period	¥ 1,193
Weighted average exercise price, forfeited/expired	1,360
Weighted average exercise price, outstanding, end of period	1,183		¥ 1,193
Weighted average exercise price exercisable	¥ 1,183		¥ 1,193
Weighted average remaining contractual term, outstanding	2 years 1 month 6 days		1 year 1 month 6 days
Weighted average remaining contractual term, exercisable	2 years 1 month 6 days		1 year 1 month 6 days
Aggregated intrinsic value, outstanding, beginning of period	¥ 68,109
Aggregated intrinsic value, outstanding, end of period of period			¥ 68,109
Aggregated intrinsic value, exercisable			¥ 68,109
Stock option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized	¥ 0	¥ 0